Operating Result for Each Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 995						$ 1,024							$ 4,263		$ 4,440		$ 4,437
Depreciation and amortization	73	[1]					71	[1]						287		271		278
Segment adjusted EBITDA	249						255
Income (loss) from continuing operations before income taxes	(56)		60	(380)	[2]	(32)	(83)		18	[3]	(66)	(50)	(89)	(435)		(187)		(483)
Cash paid for property and equipment and software	46						60							260		276		298
Financial Systems
Segment Reporting Information [Line Items]
Revenue	600						618							2,654		2,776		2,754
Depreciation and amortization	22	[1]					21	[1]						88		83		82
Segment adjusted EBITDA	130						126							738		720		708
Cash paid for property and equipment and software														89		89		93
Availability Services
Segment Reporting Information [Line Items]
Revenue	345						355							1,405		1,460		1,469
Depreciation and amortization	49	[1]					48	[1]						191		180		190
Segment adjusted EBITDA	105						113							480		508		527
Cash paid for property and equipment and software														162		178		196
Other
Segment Reporting Information [Line Items]
Revenue														204		204		214
Depreciation and amortization														7		7		6
Segment adjusted EBITDA														66		63		69
Cash paid for property and equipment and software														7		5		8
Total Operating Segments
Segment Reporting Information [Line Items]
Revenue														4,263		4,440		4,437
Depreciation and amortization														286		270		278
Segment adjusted EBITDA														1,284		1,291		1,304
Cash paid for property and equipment and software														258		272		297
Corporate and other
Segment Reporting Information [Line Items]
Depreciation and amortization														1		1
Segment adjusted EBITDA														(1,719)	[4]	(1,478)	[4]	(1,787)	[4]
Cash paid for property and equipment and software														$ 2		$ 4		$ 1

[1]	Includes amortization of capitalized software.
[2]	Includes a pre-tax goodwill impairment charge of $385 million.
[3]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[4]	The components of corporate and other are as follows: Year ended December 31, 2010 2011 2012 Corporate $ (64) $ (70) $ (44) Depreciation and amortization (278) (271) (287) Amortization of acquisition-related intangible assets (448) (435) (385) Goodwill impairment (205) (48) (385) Severance and facility closure costs (30)(2) (65)(3) (50)(4) Stock compensation expense (29) (33) (38) Management fees (16) (12) (14) Other costs (included in operating income) (30) (20) (7) Interest expense, net (636) (521) (427) Loss on extinguishment of debt (58) (3) (82) Other income 7 - - Total Corporate and other $ (1,787) $ (1,478) $ (1,719)